LEASES - Maturities of undiscounted lease payments (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
LEASES
2025	¥ 9,881,681
2026	928,549
2027	115,130
2028	15,232
2029	11,333
Thereafter	32,514
Total undiscounted lease payments	¥ 10,984,439